Advances to suppliers (Tables)	12 Months Ended
Dec. 31, 2021
Advances to suppliers [Line Items]
Schedule of advances to suppliers

	December 31,	December 31,
	2021	2020
Advances to suppliers	$3,459,374	$7,033,556
Allowance for doubtful accounts	(38,746)	(179,095)
Advances to suppliers, net	$3,420,628	$6,854,461

Advances To Suppliers [Member]
Advances to suppliers [Line Items]
Schedule of allowance for doubtful accounts

	December 31,	December 31,
	2021	2020
Balance at beginning of period	$179,095	$1,517,017
Change of allowance for doubtful accounts	(144,549)	(400,436)
Write off	(5)	(1,039,958)
Translation adjustments	4,205	102,472
Balance at end of period	$38,746	$179,095